Share capital - Other (Details) - USD ($)					12 Months Ended
	Mar. 12, 2025	Nov. 29, 2024	May 06, 2024	Feb. 07, 2024	Dec. 31, 2025	Dec. 31, 2024	Apr. 15, 2024	Dec. 31, 2023
Share capital
Authorized share capital					$ 100,000,000	$ 100,000,000	$ 50,000	$ 100,000,000
Authorized shares					100,000,000	100,000,000		100,000,000
Par value							$ 0.000025
Shares issued					12,200,915
Shares redesignated							1,000
Ordinary shares
Share capital
Authorized shares							1,999,997,000
Par value	$ 0.000025						$ 0.000025
Shares issued	8,400	120,000
Series A preference shares
Share capital
Authorized shares							3,000
Par value							$ 0.000025
Shares issued		6,300	100	2,000
Issuance of preference shares			$ 500,000	$ 10,000,000
Shares redesignated	8,400						1,000